Balance Sheet	Dec. 31, 2021 USD ($)
Current assets
Cash	$ 28,079
Prepaid expenses	74,078
Total Current Assets	102,157
Investments held in Trust Account	44,891,829
Total Assets	44,993,986
Liabilities, Temporary Equity, and Shareholders’ Deficit
Accounts payable and accrued expenses	1,459,098
Related party loans	130,000
Total Current Liabilities	1,589,098
Deferred underwriters’ marketing fees	1,571,145
Total Liabilities	3,160,243
Commitments and Contingencies
Ordinary shares subject to possible redemption, 4,488,986 shares at conversion value of $10.00 per share	44,889,860
Shareholders’ Deficit:
Preference shares, $0.0001 par value, 1,000,000 shares authorized, none issued and outstanding
Class A ordinary shares, $0.0001 par value, 200,000,000 shares authorized, 1,074,780 issued and outstanding (excluding 4,488,986 shares subject to possible redemption)	107
Class B ordinary shares, $0.0001 par value, 20,000,000 shares authorized, 272,247 shares issued and outstanding	27
Additional paid-in capital
Accumulated deficit	(3,056,251)
Total Shareholders’ Deficit	(3,056,117)
Total Liabilities, Temporary Equity and Shareholders’ Deficit	$ 44,993,986